Income and Expenses	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Income and Expenses
5.
Income and Expenses

Revenues from Contracts with Customers

Disaggregation of Revenue

We derived our revenue from the transfer of goods and services over time and at a point in time in the following major product lines. This is consistent with the revenue information that is disclosed for each reportable segment under IFRS 8, Operating Segments. See Note 4 – Operating Segment Information.

Set out is the disaggregation of PLDT Group’s revenues from contracts with customers for the years ended December 31, 2022, 2021 and 2020:

Revenue Streams	Wireless	Fixed Line	Others	Inter- segment Transactions	Consolidated
	(in million pesos)
December 31, 2022
Type of good or service
Service revenue	95,852	128,116	—	(27,741)	196,227
Non-service revenue	8,422	596	—	—	9,018
Total revenues from contracts with customers	104,274	128,712	—	(27,741)	205,245

Timing of revenue recognition
Transferred over time	95,852	128,116	—	(27,741)	196,227
Transferred at a point time	8,422	596	—	—	9,018
Total revenues from contracts with customers	104,274	128,712	—	(27,741)	205,245

December 31, 2021
Type of good or service
Service revenue	99,639	116,529	—	(30,417)	185,751
Non-service revenue	6,980	534	—	(8)	7,506
Total revenues from contracts with customers	106,619	117,063	—	(30,425)	193,257

Timing of revenue recognition
Transferred over time	99,639	116,529	—	(30,417)	185,751
Transferred at a point time	6,980	534	—	(8)	7,506
Total revenues from contracts with customers	106,619	117,063	—	(30,425)	193,257

December 31, 2020
Type of good or service
Service revenue	98,170	97,410	—	(21,946)	173,634
Non-service revenue	6,041	1,329	—	—	7,370
Total revenues from contracts with customers	104,211	98,739	—	(21,946)	181,004

Timing of revenue recognition
Transferred over time	98,170	97,410	—	(21,946)	173,634
Transferred at a point time	6,041	1,329	—	—	7,370
Total revenues from contracts with customers	104,211	98,739	—	(21,946)	181,004

Contract Balances

Contract balances as at December 31, 2022 and 2021 consists of the following:

	2022	2021
		(in million pesos)
Trade and other receivables (Note 17)	39,916	35,625
Contract assets	2,278	2,306
Contract liabilities and unearned revenues (Notes 22 and 24)	17,114	13,621

The increase in gross trade and other receivables of Php4,291 million as at December 31, 2022 was primarily due to the billing of new connections/installations.

The decrease of Php28 million in contract assets as at December 31, 2022 was due to more subscribers availing devices with cash out/amortization resulting to lower IFRS adjustment.

The increase of Php3,493 million in contract liabilities and unearned revenues as at December 31, 2022 was mainly due to installation fees charged for new contracts and new IRU contract.

Set out below is the movement in the allowance for expected credit losses of contracts assets for the years ended December 31, 2022, 2021 and 2020.

	2022	2021	2020
		(in million pesos)
Balances at beginning of the year	55	92	70
Provisions	4	32	—
Reclassification	(14)	(69)	22
Balances at end of the year	45	55	92

Changes in the contract liabilities and unearned revenues accounts for the years ended December 31, 2022, 2021 and 2020 are as follows:

	2022	2021	2020
		(in million pesos)
Balances at beginning of the year	13,621	9,571	8,483
Deferred during the year	123,218	138,346	127,160
Recognized as revenue during the year	(119,725)	(134,296)	(126,072)
Balances at end of the year	17,114	13,621	9,571

The contract liabilities and unearned revenues accounts as at December 31, 2022 and 2021 are as follows:

	2022	2021
		(in million pesos)
Unearned revenues from prepaid contracts	5,842	6,716
Leased facilities	4,938	2,045
Short-term advances for installation services	4,180	2,355
Advance monthly service fees	2,136	2,476
Long-term advances from equipment	18	29
Total contract liabilities and unearned revenues	17,114	13,621

Contract liabilities:
Noncurrent (Note 22)	204	223
Current (Note 24)	5	21

Unearned revenues:
Noncurrent (Note 22)	7,411	3,335
Current (Note 24)	9,494	10,042

Unearned revenues on leased circuits pertain to prepayments for various leased circuit contracts. See Note 25 – Related Party Transactions.

As at December 31, 2022, the noncurrent and current portion of contract liabilities and unearned revenues amounted to Php7,615 million and Php9,499 million, respectively, while as at December 31, 2021, the noncurrent and current portion of contract liabilities and unearned revenues amounted to Php3,558 million and Php10,063 million, respectively.

Incremental Costs to Obtain Contracts

As at December 31, 2022, the noncurrent and current portion of capitalized commissions amounted to Php5,125 million and Php1,161 million, respectively, while as at December 31, 2021, the noncurrent and current portion of contract liabilities and unearned revenues amounted to Php4,042 million and Php817 million, respectively. See Note 19 – Prepayments. The amortization of capitalized commissions amounted to Php980 million, Php556 million and Php251 million for the years ended December 31, 2022, 2021 and 2020, respectively.

Selling, General and Administrative Expenses

Selling, general and administrative expenses for the years ended December 31, 2022, 2021 and 2020 consist of the following:

	2022	2021	2020
		(in million pesos)
Compensation and employee benefits	29,812	25,344	26,833
Repairs and maintenance (Notes 14, 18 and 25)	28,981	24,653	21,555
Professional and other contracted services (Note 25)	8,845	8,371	7,307
Selling and promotions (Note 25)	6,560	6,716	6,542
Taxes and licenses	4,059	4,331	5,495
Rent (Notes 10 and 25)	2,031	2,231	1,384
Insurance and security services (Note 25)	1,588	1,739	1,699
Communication, training and travel (Note 25)	1,479	977	903
Amortization of intangible assets (Note 15)	228	2,822	2,496
Other expenses	1,721	1,119	1,041
Total selling, general and administrative expenses	85,304	78,303	75,255

Compensation and Employee Benefits

Compensation and employee benefits for the years ended December 31, 2022, 2021 and 2020 consist of the following:

	2022	2021	2020
		(in million pesos)
Salaries and other employee benefits	21,763	21,676	20,856
MRP	5,028	269	2,625
Pension benefit costs (Note 26)	1,749	2,213	2,218
Incentive plan (Note 26)	1,272	1,186	1,134
Total compensation and employee benefits	29,812	25,344	26,833

Over the past several years, we have been implementing the MRP in line with our continuing efforts to reduce the cost base of our businesses. The decision to implement the MRP was a result of challenges faced by our businesses as significant changes in technology, increasing competition, and shifting market preferences have reshaped the future of our businesses. The MRP is being implemented in compliance with the Labor Code of the Philippines and all other relevant labor laws and regulations in the Philippines.

Cost of Sales and Services

Cost of sales and services for the years ended December 31, 2022, 2021 and 2020 consist of the following:

	2022	2021	2020
		(in million pesos)
Cost of computers, mobile handsets and broadband data modems (Note 18)	9,775	8,286	8,275
Cost of services (Note 18)	3,488	3,492	2,991
Cost of point-product-sales (Note 18)	1,254	1,563	1,029
Total cost of sales and services	14,517	13,341	12,295

Asset Impairment

Asset impairment for the years ended December 31, 2022, 2021 and 2020 consist of the following:

	2022	2021	2020
		(in million pesos)
Trade and other receivables (Note 17)	5,156	3,737	6,446
Inventories and supplies (Note 18)	414	847	934
Property and equipment (Note 9)	309	148	—
Contract assets	227	253	266
Prepayments	1	—	—
Total asset impairment	6,107	4,985	7,646

Other Income (Expenses) – Net

Other income (expenses) – net for the years ended December 31, 2022, 2021 and 2020 consist of the following:

	2022	2021	2020
		(in million pesos)
Gain on sale and leaseback of telecom towers – gross of expenses (Note 9)	25,234	—	—
Income from prescription of preferred shares redemption liability (Note 20)	7,839	—	—
Gains (losses) on derivative financial instruments – net (Note 28)	2,322	1,400	(378)
Reversal of provisions	1,135	2,594	2,679
Gain on dilution of shares (Note 11)	660	826	394
Interest income	653	656	1,210
Gain on deconsolidation of PG1 (Note 11)	377	—	—
Gain on sale of property and equipment (Note 9)	148	884	3,369
Gain on change in fair value of Phunware, Inc., or Phunware (Note 12)	—	306	—
Gain on sale of Phunware	—	115	—
Gain (loss) on debt modification(1)	(295)	1,372	—
Equity share in net losses of associates and joint ventures (Note 11)	(3,304)	(1,101)	(2,328)
Foreign exchange gains (losses) – net (Note 28)	(4,685)	(3,890)	1,488
Financing costs – net	(11,766)	(10,414)	(10,086)
Others – net (Notes 11, 12 and 14)	692	645	491
Total other income (expenses) – net	19,010	(6,607)	(3,161)

(1) PLDT and Smart re-negotiated terms of selected outstanding Philippine Peso loans in 2022 and 2021. Under IFRS 9, the difference of the current carrying value and the present value of the modified cash flows of the loan should be recognized as a gain or loss on debt modification.

Interest Income

Interest income for the years ended December 31, 2022, 2021 and 2020 consist of the following:

	2022	2021	2020
		(in million pesos)
Interest income arising from revenue contracts with customers	294	299	414
Interest income on cash and cash equivalents (Note 16)	255	269	560
Interest income on financial instruments at amortized cost (Note 13)	59	13	143
Interest income on financial instruments at FVPL	12	23	8
Interest income on financial instruments at FVOCI	—	2	70
Interest income – others	33	50	15
Total interest income	653	656	1,210

Financing Costs – Net

Financing costs – net for the years ended December 31, 2022, 2021 and 2020 consist of the following:

	2022	2021	2020
		(in million pesos)
Interest on loans and other related items (Notes 21 and 28)	10,860	10,482	10,333
Accretion on lease liabilities (Note 10)	2,064	1,170	1,125
Accretion on financial liabilities	375	239	146
Financing charges	215	105	79
Capitalized interest (Notes 9 and 29)	(1,748)	(1,582)	(1,597)
Total financing costs – net	11,766	10,414	10,086